Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Other reserves and allowances	$ 107	$ 115
Total deferred-tax assets	6,546	5,631
Valuation allowance	(6,546)	(5,631)
Net deferred-tax assets	0	0
Maltese Subsidiary [Member]
Deferred tax assets
Deferred Tax Assets, Operating Loss Carryforwards	4,058	5,516
Israeil Subsidiary [Member]
Deferred tax assets
Deferred Tax Assets, Operating Loss Carryforwards	$ 2,381	$ 0